Segment Reporting - Summary of Operating Segments (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)	Dec. 31, 2019 SGD ($)
Disclosure of operating segments [line items]
Revenue	$ 410,741	$ 555,198	$ 434,723	$ 330,265
Omnichannel CX Solutions [Member]
Disclosure of operating segments [line items]
Revenue	256,404	346,582	283,427	217,349
Sales and Digital Marketing [Member]
Disclosure of operating segments [line items]
Revenue	84,870	114,718	66,235	46,839
Content Monitoring and Moderation [Member]
Disclosure of operating segments [line items]
Revenue	63,543	85,890	80,170	61,526
Other Business Process Services And Other Services [Member]
Disclosure of operating segments [line items]
Revenue	$ 5,924	$ 8,008	$ 4,891	$ 4,551